PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Disclosure of classes of share capital
(a) Special General and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,092	458,380,315	$6,074	457,901,280
Unit issuance	8	262,603	13	338,953
Conversions	2	104,522	5	140,082
Ending balance	$6,102	458,747,440	$6,092	$458,380,315
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,728	193,587,223	$2,728	193,587,223
Unit issuance	—	—	—	—
Ending balance	$2,728	193,587,223	$2,728	193,587,223
(c) Non-controlling interest – BIPC exchangeable shares

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$1,757	110,567,671	$1,755	110,157,540
Conversions	1	116,159	2	410,131
Ending balance	$1,758	110,683,830	$1,757	$110,567,671
Non-controlling interest – Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$401	6,464,819	$408	7,015,032
Conversions	(3)	(220,681)	(7)	(550,213)
Ending balance(1)	$398	6,244,138	$401	$6,464,819
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023	As of and for the 12-month period ended December 31, 2022
Opening balance	$293	$—
Issued for cash	—	293
Ending balance	$293	$293
Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2023		As of and for the 12-month period ended December 31, 2022
	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$1,138	55,881,062
Repurchased and cancelled	—	—	(220)	(11,979,750)
Ending balance	$918	43,901,312	$918	43,901,312